POSTRETIREMENT BENEFIT PLANS - Asset Allocation (Narrative) (Details)	Dec. 31, 2022	Dec. 31, 2021
GE Pension Plan | Principal pension plans | Qualifying employer securities (GE securities)
Defined Benefit Plan Disclosure [Line Items]
Plan assets (as a percent)	0.70%	0.60%